UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  July 26, 2006

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$5,843,632,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp Convertible Pre COM              017175209    12216    44100 SH       Sole                    40900              3200
Alleghany Corp.                COM              017175100    74941   271172 SH       Sole                   238262             32910
Altera Corporation             COM              021441100   202475 11537026 SH       Sole                 10527809           1009217
Apache                         COM              037411105   132579  1942556 SH       Sole                  1867441             75115
Autoliv Inc                    COM              052800109      266     4700 SH       Sole                     4700
Baker Hughes Inc.              COM              057224107   282503  3451475 SH       Sole                  3214642            236833
Berkley W R Corp.              COM              084423102     1483    43453 SH       Sole                    43453
Berkshire Hathaway Class B     COM              084670207      463      152 SH       Sole                      152
Blue Nile Inc                  COM              09578R103      765    23800 SH       Sole                    23800
Borg Warner Inc                COM              099724106     7747   119000 SH       Sole                   107500             11500
Carmax Inc.                    COM              143130102    28389   800593 SH       Sole                   703463             97130
Cimarex Energy Co.             COM              171798101    54926  1277341 SH       Sole                  1084052            193289
Citigroup Inc.                 COM              172967101   165883  3437980 SH       Sole                  3163726            274254
Coca Cola                      COM              191216100   267457  6217047 SH       Sole                  5743982            473065
Comcast Corp.                  COM              20030N101     4804   146728 SH       Sole                   134918             11810
Comcast Corp. Cl A Special     COM              20030N200   325894  9941851 SH       Sole                  9143028            798823
Conocophillips                 COM              20825c104    61754   942372 SH       Sole                   896643             45729
Costco Wholesalers Corp        COM              22160K105   139497  2441755 SH       Sole                  2350560             91195
Dell Inc.                      COM              24702R101   147681  6037662 SH       Sole                  5521547            516115
Discovery Holding              COM              25468Y107    90461  6183275 SH       Sole                  5772396            410879
Dolby Laboratories Inc Class A COM              25659T107      349    15000 SH       Sole                    15000
Dresser-Rand Group             COM              261608103    21205   903100 SH       Sole                   701700            201400
E.W. Scripps Co. Cl A          COM              811054204    41087   952414 SH       Sole                   916814             35600
Encana Corp                    COM              292505104      316     6000 SH       Sole                     6000
Equity Residential             COM              29476L107     1127    25200 SH       Sole                                      25200
Golden West Financial          COM              381317106    12117   163300 SH       Sole                   163300
L-3 Communications Holdings In COM              502424104   170576  2261681 SH       Sole                  2042260            219421
Liberty Capital Group          COM              53071M302   144822  1728804 SH       Sole                  1604648            124156
Liberty Global Class C         COM              530555309   168175  8175739 SH       Sole                  7565326            610413
Liberty Global Inc.            COM              530555101    92546  4304469 SH       Sole                  3927222            377247
Liberty Interactive Group      COM              53071M104   157661  9134483 SH       Sole                  8513696            620787
Microsoft Corp.                COM              594918104   271662 11659319 SH       Sole                 10731953            927366
Millipore Corp.                COM              601073109     9801   155600 SH       Sole                   146500              9100
National Grid PLC (ADR)        COM              636274300     3271    60513 SH       Sole                    60513
National Instruments Corp.     COM              636518102   102937  3756818 SH       Sole                  3562967            193851
Neustar Inc-Class A            COM              64126X201     7793   230900 SH       Sole                   223100              7800
Newfield Exploration Co.       COM              651290108   162656  3323585 SH       Sole                  2934125            389460
Noble Energy Inc.              COM              655044105   121913  2601652 SH       Sole                  2265741            335911
Novartis AG (ADR)              COM              66987V109     6483   120225 SH       Sole                   120225
Praxair, Inc.                  COM              74005P104   234517  4342915 SH       Sole                  4138185            204730
Progressive Corp.              COM              743315103   167997  6534319 SH       Sole                  5987384            546935
Rogers Communications          COM              775109200    35469   877953 SH       Sole                   677272            200681
Sanofi-Aventis (ADR)           COM              80105n105   262127  5382491 SH       Sole                  4927252            455239
Schlumberger                   COM              806857108    15695   241060 SH       Sole                   241060
Scottish Re Group Ltd.         COM              G7885T104    14705   881585 SH       Sole                   815285             66300
St. Paul Travelers             COM              792860108   170826  3831905 SH       Sole                  3471104            360801
Symantec Corp.                 COM              871503108    22051  1418962 SH       Sole                  1368662             50300
Teradyne Inc.                  COM              880770102     4700   337415 SH       Sole                   284415             53000
Texas Instruments              COM              882508104    11339   374360 SH       Sole                   344460             29900
UnitedHealth Group Inc.        COM              91324P102   274673  6133837 SH       Sole                  5615544            518293
Verifone Holdings Inc.         COM              92342y109     6992   229400 SH       Sole                   229400
Vodafone Group PLC (ADR)       COM              92857W100   142322  6681784 SH       Sole                  6320700            361084
Wachovia Corp.                 COM              929903102   261879  4842442 SH       Sole                  4433152            409290
Wal Mart                       COM              931142103   178448  3704538 SH       Sole                  3498613            205925
Waste Management Inc.          COM              94106L109   293684  8185173 SH       Sole                  7447936            737237
White Mountains Insurance Grou COM              g9618e107     4478     9195 SH       Sole                     8995               200
Willis Group Holdings Ltd.     COM              g96655108   243046  7571516 SH       Sole                  6990616            580900